Note 34 - Income Taxes - After Offsetting, Deferred Tax Assets and Liabilities (Detail) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
After Offsetting, Deferred Tax Assets and Liabilities
Presented as deferred tax assets	€ 7,039	€ 7,225
Presented as deferred tax liabilities	517	538
Net deferred tax assets	€ 6,522	€ 6,687